MARKETABLE SECURITIES (Tables)	3 Months Ended
Sep. 30, 2015
MARKETABLE SECURITIES [Abstract]
Schedule of Available-for-sale Marketable Securities
	September 30, 2015 (Unaudited)				June 30, 2015
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Available-for-sale - matures within one year:
Stock and index linked notes	$12,332	$1,064	$(670)	$12,726	$12,305	$2,083	$(72)	$14,316
Government debentures – fixed interest rate	359	2	(11)	350	287	1	(10)	278
Corporate debentures – fixed interest rate	865	16	(6)	875	939	26	(52)	913
	$13,556	$1,082	$(687)	$13,951	$13,531	$2,110	$(134)	$15,507
Available-for-sale - matures after one year through five years:
Government debentures – fixed interest rate	2,037	23	(21)	2,039	2,033	40	(9)	2,064
Corporate debentures – fixed interest rate	4,130	71	(27)	4,174	4,436	97	(17)	4,516
	$6,167	$94	$(48)	$6,213	$6,469	$137	$(26)	$6,580
Available-for-sale - matures after five years through ten years:
Corporate debentures – fixed interest rate	144	5	(4)	145	156	8	(1)	163
	$144	$5	$(4)	$145	$156	$8	$(1)	$163
	$19,867	$1,181	$(739)	$20,309	$20,156	$2,255	$(161)	$22,250

Schedule of Investments in Continuous Unrealized Loss Position
	Less than 12 months		12 months or greater
	Fair Value	Gross unrealized loss	Fair Value	Gross unrealized loss
As of September 30, 2015 (Unaudited)	$9,412	$(614)	$767	$(125)
As of June 30, 2015	$2,535	$(107)	$524	$(54)